United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-2782

                      (Investment Company Act File Number)


                      Federated High Income Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 3/31/05


                Date of Reporting Period: Quarter ended 12/31/04


Item 1.     Schedule of Investments


Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2004 (unaudited)


   Principal
   Amount or
   Shares                                                                        Value


                     Corporate Bonds--96.3%
                     Aerospace / Defense--1.9%
$  5,575,000         Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
                     5/15/2011                                             $     6,132,500
   2,550,000         Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                  2,811,375
   2,200,000     3   Condor Systems, Inc., Sr. Sub. Note, Series B,
                     11.875%, 5/1/2009                                           40,480
   2,225,000         Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008             2,480,875
   6,625,000         Hexcel Corp., Sr. Sub. Note, Series B, 9.75%,
                     1/15/2009                                                   6,923,125
   1,650,000    1,2   K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                     11/15/2014                                                  1,711,875
   4,700,000         L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                     1/15/2014                                                   4,864,500
   3,950,000    1,2   L-3 Communications Holdings, Inc., Sr. Sub.
                     Note, 5.875%, 1/15/2015                                     3,959,875
   2,100,000    1,2  Standard Aero Holdings, Inc., Sr. Sub. Note,
                     8.25%, 9/1/2004                                             2,278,500
   4,300,000         TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011           4,633,250
                     Total                                                       35,836,355
                     Automotive--3.5%
   2,925,000         Accuride Corp., Sr. Sub. Note, Series B, 9.25%,
                     2/1/2008                                                    2,983,500
   5,600,000         Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                     6/15/2011                                                   5,348,000
   1,000,000    1,2   Affinia Group, Inc., Sr. Sub. Note, 9.00%,
                     11/30/2014                                                  1,047,500
   4,950,000    1,2   Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                     8.375%, 12/15/2014                                          4,962,375
   6,025,000         General Motors Corp., Note, 7.125%, 7/15/2013               6,175,366
   6,675,000         General Motors Corp., Note, 8.375%, 7/15/2033               6,935,005
   4,475,000    1,2   Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014          4,855,375
   2,800,000   1,2,4  Stanadyne Holdings, Inc., Sr. Disc. Note,
                     0/12.00%, 2/15/2015                                         1,669,500
   5,525,000         Stoneridge, Inc., Company Guarantee, 11.50%,
                     5/1/2012                                                    6,450,437
   8,385,000         TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                     2/15/2013                                                   10,145,850
   4,150,000    1,2   Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                     11/15/2014                                                  4,336,750
   5,150,000    1,2   Transportation Technologies Industries, Inc.,
                     Sr. Sub. Note, 12.50%, 3/31/2010                            5,317,375
   4,600,000         United Components, Inc., Sr. Sub. Note, 9.375%,
                     6/15/2013                                                   5,014,000
                     Total                                                       65,241,033
                     Building Materials--2.8%
   6,300,000     4   AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                     3/1/2014                                                    4,567,500
   3,125,000         Associated Materials, Inc., Company Guarantee,
                     9.75%, 4/15/2012                                            3,507,812
   2,850,000         Collins & Aikman Floorcoverings, Inc., Company
                     Guarantee, 9.75%, 2/15/2010                                 3,078,000
   5,525,000         ERICO International Corp., Sr. Sub. Note, 8.875%,
                     3/1/2012                                                    5,828,875
   6,675,000         Euramax International PLC, Sr. Sub. Note, 8.50%,
                     8/15/2011                                                   7,158,937
   2,075,000    1,2   Goodman Global Holdings, Inc., Floating Rate
                     Note, 6/15/2012                                             2,116,500
   4,125,000    1,2   Goodman Global Holdings, Inc., Sr. Sub. Note,
                     7.875%, 12/15/2012                                          4,104,375
   2,600,000         Legrand SA, Sr. Note, 10.50%, 2/15/2013                     3,094,000
   1,775,000         Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                     9.00%, 11/1/2011                                            1,925,875
   10,000,000    4   Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                     9/1/2012                                                    7,550,000
   2,550,000    1,2   Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                     9/1/2014                                                    2,677,500
   3,300,000         Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%,
                     2/15/2012                                                   3,366,000
   3,100,000         U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                     4/1/2014                                                    3,355,750
                     Total                                                       52,331,124
                     Chemicals--6.0%
   2,075,000    1,2   Aventine Renewable Energy Holdings, Inc., Sr.
                     Secd. Note, 8.50125%, 12/15/2011                            2,106,125
   6,250,000    1,2   BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                     9.625%, 6/15/2014                                           7,078,125
   5,300,000    1,2   Borden U.S. Finance Corp., Sr. Secd. Note,
                     9.00%, 7/15/2014                                            5,909,500
   4,650,000         Compass Minerals Group, Inc., Sr. Sub. Note,
                     10.00%, 8/15/2011                                           5,254,500
   6,225,000     4   Compass Minerals International, Inc., Sr. Disc.
                     Note, 0/12.00%, 6/1/2013                                    5,073,375
   5,500,000     4   Compass Minerals International, Inc., Sr. Disc.
                     Note, 0/12.75%, 12/15/2012                                  4,730,000
   11,300,000  1,2,4  Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
                     10/1/2014                                                   7,797,000
   7,000,000         Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008          8,102,500
   3,250,000         FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009                3,745,625
   2,650,000    1,2   Huntsman Advanced Materials, Inc., Sr. Secd.
                     Note, 11.00%, 7/15/2010                                     3,166,750
   6,487,000         Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                     10.125%, 7/1/2009                                           6,860,002
   5,200,000    1,2   Invista, Unit, 9.25%, 5/1/2012                             5,817,500
   3,975,000         Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013           4,551,375
   1,675,000         Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                     12/15/2008                                                  1,825,750
   2,555,000         Lyondell Chemical Co., Sr. Secd. Note, 9.875%,
                     5/1/2007                                                    2,689,137
   1,150,000         Lyondell Chemical Co., Sr. Secd. Note, Series A,
                     9.625%, 5/1/2007                                            1,270,750
   12,600,000        Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                     5/1/2009                                                    13,387,500
   2,523,000     4   Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                1,879,635
   1,775,000         Nalco Co., Sr. Note, 7.75%, 11/15/2011                      1,925,875
   4,200,000         Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                4,630,500
   4,325,000         Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012             4,541,250
   1,825,000    1,2   Rockwood Specialties Group, Inc., Sr. Sub. Note,
                     7.50%, 11/15/2014                                           1,902,562
   1,900,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025                  1,947,500
   625,000           Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023             659,375
   5,625,000         Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022              5,955,469
                     Total                                                       112,807,680
                     Construction Machinery--1.8%
   7,300,000         AGCO Corp., Sr. Note, 9.50%, 5/1/2008                       7,811,000
   8,450,000    1,2   Case New Holland, Sr. Note, 9.25%, 8/1/2011                9,442,875
   8,375,000     3    Clark Material Handling Corp., Sr. Note, 10.75%,
                     11/15/2006                                                  0
   1,000,000         Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,
                     8/1/2010                                                    1,130,000
   7,000,000         Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
                     4/1/2008                                                    7,070,000
   4,500,000         NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                     10/15/2010                                                  5,062,500
   3,550,000         United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012            3,479,000
                     Total                                                       33,995,375
                     Consumer Products--4.3%
   4,800,000   1,2,4 AAC  Group Holding Corp., Sr. Disc. Note,
                     0/10.25%,  10/1/2012                                        3,252,000
   7,375,000         Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012              8,223,125
   1,800,000         American Achievement Corp., Sr. Sub. Note, 8.25%,
                     4/1/2012                                                    1,876,500
   4,650,000         Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                     7/15/2012                                                   4,789,500
   3,625,000         Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014               3,751,875
   2,475,000    1,2   Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                     12/15/2012                                                  2,530,687
   1,400,000     3    Diamond Brands Operating Corp., Sr. Sub. Note,
                     10.125%, 4/15/2008                                          97,300
   2,375,000     3    Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                     4/15/2009                                                   47,975
   4,350,000         ICON Health & Fitness, Inc., Company Guarantee,
                     11.25%, 4/1/2012                                            3,675,750
   11,350,000    4   Jostens Holding Corp., Discount Bond, 0/10.25%,
                     12/1/2013                                                   8,115,250
   4,825,000    1,2   Jostens IH Corp., 7.625%, 10/1/2012                        5,042,125
   825,000      1,2   K2, Inc., Sr. Note, 7.375%, 7/1/2014                       907,500
   3,425,000         Leiner Health Products, Unsecd. Note, 11.00%,
                     6/1/2012                                                    3,758,937
   7,875,000         Playtex Products, Inc., Company Guarantee,
                     9.375%, 6/1/2011                                            8,445,937
   4,350,000         Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                     6/15/2014                                                   4,632,750
   5,800,000   1,2,4  Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014          3,567,000
   1,400,000         Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014               1,456,000
   2,226,000         Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010              2,571,030
   2,250,000         True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                     9/15/2011                                                   2,103,750
   7,650,000         United Industries Corp., Sr. Sub. Note, Series D,
                     9.875%, 4/1/2009                                            8,042,062
   3,525,000         WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                 3,895,125
                     Total                                                       80,782,178
                     Energy--1.3%
   5,875,000         Compton Petroleum Corp., Sr. Note, 9.90%,
                     5/15/2009                                                   6,521,250
   2,475,000    1,2   Inergy LP, Sr. Note, 6.875%, 12/15/2014                    2,499,750
   1,725,000         Lone Star Technologies, Inc., Company Guarantee,
                     Series B, 9.00%, 6/1/2011                                   1,854,375
   4,775,000         Petroleum Helicopters, Inc., Company Guarantee,
                     Series B, 9.375%, 5/1/2009                                  5,252,500
   1,475,000         Range Resources Corp., Sr. Sub. Note, 7.375%,
                     7/15/2013                                                   1,589,312
   6,450,000         Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012           7,256,250
                     Total                                                       24,973,437
                     Entertainment--2.7%
   3,000,000         AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                     3/1/2014                                                    3,000,000
   6,025,000         AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                     2/1/2012                                                    6,597,375
   2,450,000         Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                2,808,312
   12,150,000    4   Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014          9,234,000
   4,175,000    1,2   Intrawest Corp., Sr. Note, 7.50%, 10/15/2013               4,462,031
   7,200,000    1,2   Loews Cineplex Entertainment Corp., Sr. Sub.
                     Note, 9.00%, 8/1/2014                                       7,830,000
   10,850,000        Universal City Development Partners Ltd., Sr.
                     Note, 11.75%, 4/1/2010                                      12,870,812
   1,625,000    1,2   Universal City Florida Holding Co., Floating
                     Rate Note, 7.25%, 5/1/2010                                  1,698,125
   1,200,000    1,2   Universal City Florida Holding Co., Sr. Note,
                     8.375%, 5/1/2010                                            1,251,000
                     Total                                                       49,751,655
                     Environmental--1.5%
   8,750,000         Allied Waste North America, Inc., Company
                     Guarantee, Series B, 8.875%, 4/1/2008                       9,406,250
   4,875,000         Allied Waste North America, Inc., Company
                     Guarantee, Series B, 9.25%, 9/1/2012                        5,301,562
   4,425,000         Allied Waste North America, Inc., Sr. Secd. Note,
                     6.125%, 2/15/2014                                           4,181,625
   4,675,000    1,2   Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                     7/15/2012                                                   5,259,375
   2,650,000         Synagro Technologies, Inc., Sr. Sub. Note, 9.50%,
                     4/1/2009                                                    2,901,750
                     Total                                                       27,050,562
                     Food & Beverage--6.2%
   9,125,000   1,2,4  ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                     11/1/2011                                                   5,862,812
   2,375,000         Agrilink Foods, Inc., Company Guarantee, 11.875%,
                     11/1/2008                                                   2,484,844
   7,350,000         American Seafoods Group LLC, Company Guarantee,
                     10.125%, 4/15/2010                                          7,901,250
   3,175,000         B&G Foods Holdings Corp., Sr. Note, 8.00%,
                     10/1/2011                                                   3,397,250
   5,200,000         Constellation Brands, Inc., Sr. Sub. Note,
                     8.125%, 1/15/2012                                           5,674,500
   9,725,000         Del Monte Corp., Company Guarantee, Series B,
                     9.25%, 5/15/2011                                            10,697,500
   2,200,000         Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012          2,475,000
   4,375,000         Dole Food, Inc., Company Guarantee, 7.25%,
                     6/15/2010                                                   4,517,187
   4,525,000         Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                 4,943,562
   1,725,000         Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011                1,884,562
   4,050,000         Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                     1/15/2008                                                   3,138,750
   2,210,000         Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014                2,596,750
   4,575,000         Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                     11/15/2013                                                  4,849,500
   2,825,000         National Beef Packaging Co. LLC, Sr. Note,
                     10.50%, 8/1/2011                                            2,980,375
   6,375,000    1,2   Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                     7/15/2012                                                   6,630,000
   2,000,000         Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011          2,260,000
   4,275,000         Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                     11/15/2013                                                  4,809,375
   6,850,000   1,2,4  Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                     11/1/2012                                                   4,760,750
   4,200,000         Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                     8/1/2011                                                    4,557,000
   6,050,000         Smithfield Foods, Inc., Note, 7.75%, 5/15/2013              6,760,875
   4,575,000         Smithfield Foods, Inc., Sr. Note, Series B,
                     8.00%, 10/15/2009                                           5,089,687
   3,050,000         Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
                     2/15/2008                                                   3,278,750
   3,175,000         Swift & Co., Sr. Note, 10.125%, 10/1/2009                   3,556,000
   2,150,000         Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                2,440,250
   8,000,000   1,2,4  UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                     7/15/2012                                                   6,320,000
   1,582,000    1,2   United Agri Products, Inc., Sr. Note, 8.25%,
                     12/15/2011                                                  1,704,605
                     Total                                                       115,571,134
                     Gaming--5.6%
   7,250,000         Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012          8,101,875
   1,650,000    1,2   Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                     11/15/2014                                                  1,678,875
   4,150,000         Isle of Capri Casinos, Inc., Company Guarantee,
                     9.00%, 3/15/2012                                            4,596,125
   1,750,000         Isle of Capri Casinos, Inc., Sr. Sub. Note,
                     Series WI, 7.00%, 3/1/2014                                  1,793,750
   4,000,000         MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014                3,950,000
   1,975,000         MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010                 2,256,437
   11,550,000        MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007             12,878,250
   5,825,000         MTR Gaming Group, Inc., Company Guarantee, Series
                     B, 9.75%, 4/1/2010                                          6,436,625
   3,700,000         Majestic Star Casino LLC, Company Guarantee,
                     9.50%, 10/15/2010                                           3,940,500
   9,550,000         Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                     8/1/2007                                                    10,839,250
   4,525,000         Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                     2/15/2010                                                   5,294,250
   4,550,000         Mohegan Tribal Gaming Authority, Sr. Sub. Note,
                     6.375%, 7/15/2009                                           4,697,875
   9,500,000         Park Place Entertainment Corp., Sr. Sub. Note,
                     7.875%, 3/15/2010                                           10,746,875
   2,725,000         Park Place Entertainment Corp., Sr. Sub. Note,
                     8.125%, 5/15/2011                                           3,161,000
   5,075,000         Penn National Gaming, Inc., Company Guarantee,
                     11.125%, 3/1/2008                                           5,442,937
   2,050,000         Penn National Gaming, Inc., Company Guarantee,
                     8.875%, 3/15/2010                                           2,247,312
   800,000           Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012            819,000
   4,250,000         Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                     2/1/2014                                                    4,388,125
   5,100,000         Sun International Hotels Ltd., Sr. Sub. Note,
                     8.875%, 8/15/2011                                           5,597,250
   4,100,000         Venetian Casino/LV Sands, Company Guarantee,
                     11.00%, 6/15/2010                                           4,699,625
   1,225,000    1,2   Virgin River Casino Corp., Sr. Secd. Disc. Note,
                     9.00%, 1/15/2012                                            1,280,125
                     Total
                                                                                 104,846,061
                     Healthcare-5.0%
   8,000,000         AmeriPath, Inc., Company Guarantee, 10.50%,
                     4/1/2013                                                    8,540,000
   5,150,000         Ardent Health Services, Sr. Sub. Note, 10.00%,
                     8/15/2013                                                   5,433,250
   2,375,000    1,2   Bio Rad Laboratories, Inc., Sr. Sub. Note,
                     6.125%, 12/15/2014                                          2,404,687
   13,275,000  1,2,4  CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                     1/1/2015                                                    8,313,469
   1,875,000    1,2   Concentra Operating Corp., Sr. Sub. Note,
                     9.125%, 6/1/2012                                            2,128,125
   1,500,000         Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                     8/15/2010                                                   1,702,500
   2,250,000    1,2   Fisher Scientific International, Inc., Sr. Sub.
                     Note, 6.75%, 8/15/2014                                      2,424,375
   6,425,000         Fisher Scientific International, Inc., Sr. Sub.
                     Note, 8.00%, 9/1/2013                                       7,324,500
   8,150,000         HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010           9,326,705
   1,775,000         HCA - The Healthcare Corp., Sr. Note, 6.375%,
                     1/15/2015                                                   1,785,458
   4,825,000         HCA - The Healthcare Corp., Sr. Note, 7.875%,
                     2/1/2011                                                    5,321,203
   3,600,000         HCA Inc., Sr. Note, 6.75%, 7/15/2013                        3,747,622
   3,750,000         HCA Inc., Sr. Note, 7.50%, 11/6/2033                        3,836,895
   2,850,000         Hanger Orthopedic Group, Inc., Company Guarantee,
                     10.375%, 2/15/2009                                          2,956,875
   3,221,685         Magellan Health Services, Inc., Sr. Note, Series
                     A, 9.375%, 11/15/2008                                       3,523,718
   5,175,000    1,2   Medical Device Manufacturing, Inc., Sr. Sub.
                     Note, 10.00%, 7/15/2012                                     5,601,937
   3,925,000    1,2   National Mentor, Inc., Sr. Sub. Note, 9.625%,
                     12/1/2012                                                   4,189,937
   3,000,000         Sybron Dental Specialties, Inc., Company
                     Guarantee, 8.125%, 6/15/2012                                3,285,000
   3,475,000    1,2   Tenet Healthcare Corp., Note, 9.875%, 7/1/2014             3,805,125
   1,825,000    1,2   VWR International, Inc., Sr. Sub. Note, 8.00%,
                     4/15/2014                                                   1,957,312
   3,475,000    1,2   Vanguard Health Holdings II, Sr. Sub. Note,
                     9.00%, 10/1/2014                                            3,735,625
   1,875,000    1,2   Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014             1,926,562
                     Total                                                       93,270,880
                     Industrial - Other--5.0%
   3,875,000         Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                4,010,625
   4,075,000    1,2   Amsted Industries, Inc., Sr. Note, 10.25%,
                     10/15/2011                                                  4,625,125
   6,700,000         Brand Services, Inc., Company Guarantee, 12.00%,
                     10/15/2012                                                  7,537,500
   3,650,000    1,2   Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012           3,896,375
   3,325,000         Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                     5/15/2011                                                   3,674,125
   8,350,000         Eagle Picher Industries, Inc., Sr. Note, 9.75%,
                     9/1/2013                                                    8,391,750
   4,550,000    1,2   Hawk Corp., Sr. Note, 8.75%, 11/1/2014                     4,686,500
   6,200,000         Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                     5/15/2011                                                   7,006,000
   4,400,000         Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                     5/1/2012                                                    4,818,000
   2,075,000    1,2   NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012               2,106,125
   5,017,731    1,2   Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013             5,168,263
   6,672,000    1,2  Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010             7,405,920
   6,150,000         Norcross Safety Products, Sr. Sub. Note, Series
                     B, 9.875%, 8/15/2011                                        6,826,500
   5,825,000         Rexnord Corp., Company Guarantee, 10.125%,
                     12/15/2012                                                  6,611,375
   6,075,000         Sensus Metering Systems, Inc., Sr. Sub. Note,
                     8.625%, 12/15/2013                                          6,257,250
   4,775,000         Superior Essex Communications LLC, Sr. Note,
                     9.00%, 4/15/2012                                            4,942,125
   3,200,000         Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%,
                     2/1/2014                                                    3,136,000
   2,375,000         Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                     5/1/2014                                                    2,481,875
                     Total                                                       93,581,433
                     Lodging--1.5%
   3,300,000    1,2   Gaylord Entertainment Co., Sr. Note, 6.75%,
                     11/15/2014                                                  3,333,000
   1,538,000          HMH Properties, Inc., Sr. Note, Series B,
                     7.875%, 8/1/2008                                            1,587,985
   1,425,000         Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013           1,530,094
   4,250,000         Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                     6/15/2013                                                   4,717,500
   4,575,000         Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                     5/15/2010                                                   5,192,625
   9,200,000         Starwood Hotels & Resorts Worldwide, Inc.,
                     Company Guarantee, 7.875%, 5/1/2012                         10,557,000
   1,600,000         Starwood Hotels & Resorts Worldwide, Inc.,
                     Unsecd. Note, 6.75%, 11/15/2005                             1,652,000
                     Total
                                                                                 28,570,204
                     Media - Cable--3.0%
   1,175,000    1,2   CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012             1,216,125
   5,225,000         CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007            5,629,937
   3,700,000         CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009             4,065,375
   2,900,000         CSC Holdings, Inc., Sr. Sub. Note, 10.50%,
                     5/15/2016                                                   3,306,000
   6,225,000    1,2   Cablevision Systems Corp., Sr. Note, 8.00%,
                     4/15/2012                                                   6,676,312
   3,650,000     4   Charter Communications Holdings Capital Corp.,
                     Discount Bond, 0/11.75%, 5/15/2011                          2,701,000
   6,625,000         Charter Communications Holdings Capital Corp.,
                     Sr. Disc. Note, 9.92%, 4/1/2011                             5,680,937
   9,200,000         Charter Communications Holdings II, Sr. Note,
                     10.25%, 9/15/2010                                           9,798,000
   10,625,000   1,2   Kabel Deutschland GMBH, Sr. Note, 10.625%,
                     7/1/2014                                                    12,271,875
   5,000,000         Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
                     11.00%, 12/1/2015                                           5,600,000
                     Total                                                       56,945,561
                     Media - Non-Cable--10.0%
   8,400,000         Advanstar Communications, Company Guarantee,
                     Series B, 12.00%, 2/15/2011                                 9,103,500
   1,775,000         Advanstar Communications, Sr. Secd. Note, 10.75%,
                     8/15/2010                                                   2,012,406
   3,475,000     4   Advanstar, Inc., Company Guarantee, Series B,
                     0/15.00%, 10/15/2011                                        2,958,094
   800,000      1,2   Advertising Directory Solutions Holdings, Inc.,
                     Sr. Note, 9.25%, 11/15/2012                                 844,000
   3,650,000         Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                     2/15/2012                                                   3,969,375
   7,175,000         American Media Operations, Inc., Company
                     Guarantee, Series B, 10.25%, 5/1/2009                       7,596,531
   550,000           American Media Operations, Inc., Sr. Sub. Note,
                     8.875%, 1/15/2011                                           587,813
   1,725,000         Block Communications, Inc., Company Guarantee,
                     9.25%, 4/15/2009                                            1,888,875
   4,550,000    1,2   CBD Media Holdings, 9.25%, 7/15/2012                       4,703,563
   2,125,000         Cadmus Communications Corp., Sr. Sub. Note,
                     8.375%, 6/15/2014                                           2,324,219
   8,050,000         DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013           9,066,313
   8,320,000         Dex Media East LLC, Company Guarantee, 12.125%,
                     11/15/2012                                                  10,181,600
   8,702,000         Dex Media West LLC, Sr. Sub. Note, Series B,
                     9.875%, 8/15/2013                                           10,072,565
   7,475,000     4   Dex Media, Inc., Discount Bond, 0/9.00%,
                     11/15/2013                                                  5,895,906
   11,400,000   1,2   Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014            11,599,500
   3,875,000     4   Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                     10/15/2013                                                  2,867,500
   4,975,000         Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013           5,397,875
   3,725,000         Liberty Group Ltd., Sr. Sub. Note, 9.375%,
                     2/1/2008                                                    3,799,500
   4,225,000     4   NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                     3/15/2013                                                   3,105,375
   3,100,000         Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                     3/15/2012                                                   3,193,000
   6,500,000    1,2   PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                 7,288,125
   12,375,000  1,2,4  PanAmSat Holding Corp., Sr. Disc. Note,
                     0/10.375%, 11/1/2014                                        8,569,688
   3,800,000         Primedia, Inc., Sr. Note, 7.625%, 4/1/2008                  3,866,500
   1,000,000         Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                 1,062,500
   7,000,000     4   Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
                     7/15/2011                                                   6,965,000
   4,950,000         Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011           5,680,125
   6,975,000    1,2   R. H. Donnelly Finance Corp., Sr. Sub. Note,
                     10.875%, 12/15/2012                                         8,317,688
   6,975,000    1,2   Rainbow National Services LLC, Sr. Sub. Note,
                     10.375%, 9/1/2014                                           7,899,188
   1,150,000         Readers Digest Association, Inc., Sr. Note,
                     Series 144A, 6.50%, 3/1/2011                                1,207,500
   4,150,000         Sinclair Broadcast Group, Inc., Company
                     Guarantee, 8.75%, 12/15/2011                                4,539,063
   11,775,000        Vertis, Inc., Sr. Note, Series B, 10.875%,
                     6/15/2009                                                   12,834,750
   1,050,000         Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%,
                     4/1/2009                                                    1,144,500
   2,675,000    1,2   WDAC Subsidiary Corp., Sr. Note, 8.375%,
                     12/1/2014                                                   2,651,594
   3,248,000         XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%,
                     6/15/2010                                                   3,852,940
   5,866,000     4   Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                     8/1/2011                                                    5,792,675
   3,218,000         Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                 3,732,880
   1,378,461         Ziff Davis Media, Inc., Company Guarantee,
                     Series  , 13.00%, 8/12/2009                                 1,481,846
                     Total                                                       188,054,072
                     Metals & Mining--1.4%
   1,700,000         California Steel Industries, Inc., Sr. Note,
                     6.125%, 3/15/2014                                           1,695,750
   2,050,000    1,2   Imco Recycling Escrow, Sr. Note, 9.00%,
                     11/15/2014                                                  2,142,250
   5,025,000         Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
                     10/15/2010                                                  5,728,500
   2,340,000         Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014           2,900,430
   6,200,000     3   Republic Technologies International, Inc.,
                     Company Guarantee, 13.75%, 7/15/2009                        0
   5,100,000         Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006             5,227,500
   4,878,000         United States Steel Corp., Sr. Note, 9.75%,
                     5/15/2010                                                   5,585,310
   2,800,000         Wise Metals Group LLC, Sr. Secd. Note, 10.25%,
                     5/15/2012                                                   2,842,000
                     Total                                                       26,121,740
                     Packaging--2.5%
   7,075,000         Berry Plastics Corp., Company Guarantee, 10.75%,
                     7/15/2012                                                   8,136,250
   2,550,000    1,2   Graham Packaging Co., Sub. Note, 8.50%,
                     10/15/2012                                                  2,690,250
   3,800,000         Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                     8/1/2012                                                    4,246,500
   6,075,000         Huntsman Packaging Corp., Company Guarantee,
                     13.00%, 6/1/2010                                            5,953,500
   5,000,000         Owens-Brockway Glass Container, Inc., Company
                     Guarantee, 7.75%, 5/15/2011                                 5,437,500
   3,725,000         Owens-Brockway Glass Container, Inc., Company
                     Guarantee, 8.25%, 5/15/2013                                 4,116,125
   7,000,000         Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007            7,490,000
   1,700,000         Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009             1,861,500
   1,725,000         Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010               1,681,875
   934,883            Russell Stanley Holdings, Inc., Sr. Sub. Note,
                     9.00%, 11/30/2008                                           538,306
   4,800,000         Tekni-Plex, Inc., Company Guarantee, Series B,
                     12.75%, 6/15/2010                                           4,584,000
                     Total                                                       46,735,806
                     Paper--3.7%
   1,650,000    1,2   Boise Cascade LLC, Sr. Note,5.005%, 10/15/2012             1,720,125
   2,275,000    1,2   Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                     10/15/2014                                                  2,417,188
   8,750,000         Georgia-Pacific Corp., Note, 7.50%, 5/15/2006               9,209,375
   6,175,000         Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011          7,132,125
   9,925,000         Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013           11,612,250
   4,950,000         Graphic Packaging International Corp., Sr. Sub.
                     Note, 9.50%, 8/15/2013                                      5,655,375
   3,125,000         Jefferson Smurfit Corp., Company Guarantee,
                     8.25%, 10/1/2012                                            3,421,875
   5,350,000         MDP Acquisitions PLC, 9.625%, 10/1/2012                     5,992,000
   6,123,736         MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013          7,195,390
   3,125,000         Riverside Forest Products Ltd., Sr. Note, 7.875%,
                     3/1/2014                                                    3,453,125
   5,950,000         Stone Container Corp., Sr. Note, 9.75%, 2/1/2011            6,545,000
   4,675,000         Tembec Industries, Inc., 8.50%, 2/1/2011                    4,721,750
                     Total                                                       69,075,578
                     Restaurants--0.6%
   1,250,000         Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010             1,343,750
   2,900,000    1,2   Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013             3,016,000
   1,440,000         Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011              1,580,400
   4,125,000    1,2   Landry's Seafood Restaurants, Inc., Sr. Note,
                     7.50%, 12/15/2014                                           4,114,688
                     Total                                                       10,054,838
                     Retailers--3.7%
   5,425,000         Couche-Tard Financing Corp., Sr. Sub. Note,
                     7.50%, 12/15/2013                                           5,845,438
   5,150,000         FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                  5,330,250
   2,025,000         General Nutrition Center, Sr. Sub. Note, 8.50%,
                     12/1/2010                                                   1,923,750
   3,800,000         Hines Nurseries, Inc., Company Guarantee, 10.25%,
                     10/1/2011                                                   4,170,500
   7,500,000    1,2   Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                     8.50%, 8/1/2014                                             7,725,000
   4,750,000         Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%,
                     5/15/2012                                                   5,189,375
   4,875,000         Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009            5,248,279
   6,450,000         PCA International, Inc., Sr. Note, 11.875%,
                     8/1/2009                                                    5,708,250
   2,700,000         Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007              2,929,500
   8,908,000         Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012              11,023,650
   1,725,000         Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013                 1,561,125
   3,100,000         Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010            3,293,750
   5,950,000         Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011            6,559,875
   2,750,000         United Auto Group, Inc., Company Guarantee,
                     9.625%, 3/15/2012                                           3,052,500
                     Total                                                       69,561,242
                     Services--1.0%
   1,040,000         CB Richard Ellis Services, Sr. Note, 9.75%,
                     5/15/2010                                                   1,190,800
   5,550,000         Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                     3/15/2012                                                   6,007,875
   400,000           Language Line, Inc., Sr. Sub. Note, 11.125%,
                     6/15/2012                                                   426,000
   4,841,000         SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                4,913,615
   5,850,000         The Brickman Group Ltd., Sr. Sub. Note, Series B,
                     11.75%, 12/15/2009                                          6,873,750
                     Total                                                       19,412,040
                     Technology--3.4%
   3,104,000         AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%,
                     2/1/2013                                                    3,662,720
   5,600,000         Activant Solutions, Inc., Sr. Note, 10.50%,
                     6/15/2011                                                   6,048,000
   4,350,000         Danka Business Systems PLC, Sr. Note, 11.00%,
                     6/15/2010                                                   4,632,750
   3,025,000         Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                     7/15/2014                                                   3,297,250
   7,150,000         Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                     8/15/2008                                                   7,811,375
   2,100,000    1,2   MagnaChip Semiconductor S.A., Sr. Sub. Note,
                     8.00%, 12/15/2014                                           2,199,750
   5,825,000         Seagate Technology HDD Holdings, Sr. Note, 8.00%,
                     5/15/2009                                                   6,320,125
   1,875,000         Telex Communications, Inc., Sr. Secd. Note,
                     11.50%, 10/15/2008                                          2,053,125
   8,775,000    1,2   UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                 10,025,438
   2,850,000         Unisys Corp., Sr. Note, 6.875%, 3/15/2010                   3,063,750
   12,825,000        Xerox Corp., Sr. Note, 9.75%, 1/15/2009                     15,133,500
                     Total                                                       64,247,783
                     Textile--0.7%
   2,900,000         GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                 2,827,500
   2,025,000         Phillips Van Heusen Corp., Sr. Note, 8.125%,
                     5/1/2013                                                    2,207,250
   4,075,000         Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013            4,502,875
   3,721,000         William Carter Co., Sr. Sub. Note, Series B,
                     10.875%, 8/15/2011                                          4,186,125
                     Total                                                       13,723,750
                     Tobacco--0.7%
   5,600,000    1,2   Commonwealth Brands, Inc., Sr. Sub. Secd. Note,
                     10.625%, 9/1/2008                                           5,908,000
   3,100,000         Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                      3,270,500
   2,350,000         Dimon, Inc., Sr. Note, Series B, 9.625%,
                     10/15/2011                                                  2,585,000
   1,900,000         Standard Commercial Corp., Sr. Note, 8.00%,
                     4/15/2012                                                   1,961,750
                     Total                                                       13,725,250
                     Transportation--0.8%
   4,650,000         Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007          3,749,063
   6,975,000     3   AmeriTruck Distribution Corp., Sr. Sub. Note,
                     12.25%, 11/15/2005                                          0
   1,750,000         Stena AB, Sr. Note, 7.50%, 11/1/2013                        1,841,875
   7,650,000         Stena AB, Sr. Note, 9.625%, 12/1/2012                       8,682,750
   4,400,000     3   The Holt Group, Inc., Company Guarantee, 9.75%,
                     1/15/2006                                                   0
                     Total                                                       14,273,688
                     Utility - Electric--3.5%
   4,150,000         CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011                4,736,188
   7,063,760         Caithness Coso Funding Corp., Sr. Secd. Note,
                     Series B, 9.05%, 12/15/2009                                 7,805,455
   11,625,000        Calpine Corp., Note, 8.50%, 2/15/2011                       8,922,188
   5,275,000    1,2   NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                     12/15/2013                                                  5,776,125
   625,000           Nevada Power Co., 6.50%, 4/15/2012                          664,063
   1,625,000    1,2   Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015             1,645,313
   7,600,000         Nevada Power Co., Second Mortgage Notes, 9.00%,
                     8/15/2013                                                   8,930,000
   1,400,000    1,2   Northwestern Corp., Sr. Secd. Note, 5.875%,
                     11/1/2014                                                   1,439,159
   8,250,000         PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009           9,796,875
   1,600,000         PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008           1,764,000
   900,000           Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                     12/15/2014                                                  898,875
   3,625,000         Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                     7/15/2010                                                   4,060,000
   5,075,000         Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                     7/15/2013                                                   5,791,844
   3,600,000    1,2   Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014              3,739,500
                     Total                                                       65,969,585
                     Utility - Natural Gas--4.3%
   1,550,000         ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010               1,743,750
   1,525,000         El Paso Corp., 6.75%, 5/15/2009                             1,555,500
   7,950,000         El Paso Corp., Note, 6.95%, 12/15/2007                      8,367,375
   12,825,000        El Paso Corp., Sr. Note, 7.80%, 8/1/2031                    12,376,125
   8,775,000         El Paso Corp., Sr. Note, 8.05%, 10/15/2030                  8,533,688
   7,375,000         El Paso Production Holding Co., Company
                     Guarantee, 7.75%, 6/1/2013                                  7,762,188
   950,000           Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014            980,875
   1,225,000    1,2   MarkWest Energy Partners LP, Sr. Note, 6.875%,
                     11/1/2014                                                   1,249,500
   3,725,000         Pacific Energy Partners LP, Sr. Note, 7.125%,
                     6/15/2014                                                   3,985,750
   2,975,000         Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008             3,198,934
   4,150,000         Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032             4,699,875
   1,950,000         Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017           2,159,625
   4,050,000         Transcontinental Gas Pipe Corp., Sr. Note,
                     8.875%, 7/15/2012                                           4,946,063
   9,025,000         Williams Cos., Inc., Note, 7.625%, 7/15/2019                9,972,625
   8,125,000         Williams Cos., Inc., Note, 7.875%, 9/1/2021                 9,100,000
                     Total                                                       80,631,873
                     Wireless Communications--2.1%
   2,500,000   1,2,4  Inmarsat Finance PLC, 0/10.375%, 11/15/2012                1,812,500
   1,025,000         Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012           1,071,125
   2,275,000    1,2   New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                     11/1/2012                                                   2,331,875
   2,000,000         NEXTEL Communications, Inc., Sr. Note, 6.875%,
                     10/31/2013                                                  2,180,000
   10,275,000        NEXTEL Communications, Inc., Sr. Note, 7.375%,
                     8/1/2015                                                    11,353,875
   1,474,000         Nextel Partners, Inc., Sr. Note, 12.50%,
                     11/15/2009                                                  1,676,675
   1,950,000         Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011           2,174,250
   5,575,000         Rogers Wireless, Inc., 6.375%, 3/1/2014                     5,547,125
   1,475,000    1,2   Rogers Wireless, Inc., Sr. Secd. Note, 5.525%,
                     12/15/2010                                                  1,552,438
   525,000      1,2   Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                     12/15/2012                                                  559,125
   675,000      1,2   Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                     3/15/2015                                                   715,500
   2,750,000    1,2   Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                     12/15/2012                                                  2,921,875
   4,350,000         US Unwired, Inc., Sr. Secd. Note, 10.00%,
                     6/15/2012                                                   4,926,375
                     Total                                                       38,822,738
                     Wireline Communications--5.8%
   20,100,000        AT&T Corp., Sr. Note, 9.75%, 11/15/2031                     24,094,875
   5,550,000         Alaska Communications Systems Holdings, Inc., Sr.
                     Note, 9.875%, 8/15/2011                                     5,994,000
   5,425,000         Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                     7/15/2013                                                   5,601,313
   3,725,000         Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                     1/15/2014                                                   3,790,188
   4,350,000         Citizens Communications Co., 9.00%, 8/15/2031               4,991,625
   3,125,000         Citizens Communications Co., Sr. Note, 6.25%,
                     1/15/2013                                                   3,164,063
   1,625,000         Citizens Communications Co., Unsecd. Note, 9.25%,
                     5/15/2011                                                   1,909,375
   11,475,000        MCI, Inc., Sr. Note, 8.735%, 5/1/2014                       12,364,313
   4,525,000         Primus Telecommunications Holding, Inc., Sr.
                     Note, 8.00%, 1/15/2014                                      4,004,625
   1,000,000         Qwest  Corp., Note, 6.125%, 11/15/2005                      1,025,000
   19,325,000   1,2   Qwest Corp., Note, 9.125%, 3/15/2012                       22,417,000
   15,675,000   1,2   Qwest  Services Corp., Sr. Sub. Note, 14.00%,
                     12/15/2010                                                  18,927,563
                     Total                                                       108,283,940
                     Total Corporate Bonds (identified cost
                     $1,701,226,000)                                             1,804,248,595
                     Common Stocks and  warrants--0.4%
                     Chemicals--0.0%
   1,562         3   General Chemical Industrial Products, Inc.                  290,626
   903           3   General Chemical Industrial Products, Inc.,
                     Warrants                                                    0
   669           3   General Chemical Industrial Products, Inc.,
                     Warrants                                                    0
                     Total                                                       290,626
                     Consumer Products--0.1%
   3,192        1,3  Sleepmaster LLC                                             864,968
                     Food & Beverage--0.1%
   127,620           B&G Foods, Inc.                                             1,911,748
                     Industrial - Other--0.1%
   835,356     1,2,3 ACP Holdings Corp., Warrants                                1,482,757
                     Lodging--0.0%
   1,750         3   Motels of America, Inc.                                     0
                     Media - Cable--0.1%
   20,944        3   NTL, Inc.                                                   1,528,074
                     Media - Non-Cable--0.0%
   3,475         3   Advanstar, Inc., Warrants                                   69
   46            3   Sullivan Graphics, Inc.                                     0
   6,750         3   XM Satellite Radio, Inc., Warrants                          580,500
   66,000        3   Ziff Davis Media, Inc., Warrants                            33,000
                     Total                                                       613,569
                     Metals & Mining--0.0%
   6,200         3   Republic Technologies International, Inc.,
                     Warrants                                                    62
   237,797       3    Royal Oak Mines, Inc.                                      1,308
                     Total                                                       1,370
                     Other--0.0%
   746          1,3  CVC Claims Litigation LLC                                   0
                     Packaging--0.0%
   4,800         3   Pliant Corp., Warrants                                      48
   107,000      1,3  Russell Stanley Holdings, Inc.                              53,500
                     Total                                                       53,548
                     Paper--0.0%
   3,250       1,2,3 MDP Acquisitions PLC, Warrants                              92,625
                     Wireline Communications--0.0%
   190,287       3   McLeodUSA, Inc., Warrants                                   39,960
   55,587        3   Viatel Holding (Bermuda) Ltd.                               66,704
                     Total                                                       106,664
                     Total Common Stocks and warrants (identified cost
                     $37,508,853)                                                6,945,949
                     Preferred Stocks--0.7%
                     Media - Non-Cable--0.4%
   76,525            Primedia, Inc., Exchangeable Pfd. Stock, Series
                     G, $8.63, Annual Dividend                                   7,040,300
   8,000             Primedia, Inc., Pfd., $9.20, Annual Dividend                772,000
   360               Ziff Davis Media, Inc., PIK Pfd., Series E-1                249,300
                     Total                                                       8,061,600
                     Retailers--0.3%
   5,725             General Nutrition Centers Holding Co.,
                     Exchangeable Pfd. Stock, Series A                           5,567,563
                     Wireline Communications--0.0%
   85,872            McLeodUSA, Inc., Conv. Pfd., Series A                       313,003
                     Total Preferred Stocks (identified cost
                     $32,500,141)                                                13,942,166
                     Repurchase Agreement--0.9%
   17,579,000        Interest in $2,000,000,000 joint repurchase
                     agreement with UBS Securities LLC, 2.28%, dated
                     12/31/2004 to be purchased at $17,582,340 on
                     1/3/2005, collateralized by U.S. Government
                     Agency Obligations with various maturities to
                     09/25/2034, collateral market value 2,060,003,250
                     (at amortized cost)                                         17,579,000
                     Total Investments--98.3%
                     (identified cost $1,788,813,994)5                           1,842,715,710
                     other assets and liabilities - net -1.7%                    31,806,222
                     total net assets -100%
                                                                           $     1,874,521,932


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004 these securities amounted to $398,080,829 which represents 21.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At December 31, 2004, these securities amounted to $ 397,162,361 which represents 21.2% of total net assets.

       Security                                    Acquisition    Acquisition
                                                      Date           Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       CVC Claims Litigation LLC                   3/26/1997 -    $7,280,944
                                                   6/18/1997
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Russell Stanley Holdings, Inc                2/05/1999 -        0
                                                    7/09/1999
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Sleepmaster  LLC                             5/12/1999 -    $2,934,759
                                                    8/30/2000
       ------------------------------------------------------------------------

3    Non-income producing security.

4    Denotes a zero coupon bond with effective rate at time of purchase.

5 The cost of investments for federal tax purposes amounts to $1,790,380,996.The net unrealized appreciation of investments for federal tax purposes was $52,334,714.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $149,617,946 and net unrealized depreciation from investments for those securities having an excess of cost over value of 97,283,232.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

The following acronym is used throughout this portfolio:

PIK -- Payment in Kind

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005